UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments

Dryden Mid Cap Value Fund
 SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 1.0%
L-3 Communications Holdings, Inc.(a)	32,800	$3,199,968

Auto Components — 1.6%
Advance Auto Parts, Inc.	32,900	1,143,933
Autoliv, Inc. (Sweden)	23,600	1,319,948
BorgWarner, Inc.	17,400	1,504,230
Johnson Controls, Inc.	1,300	147,095
TRW Automotive Holdings Corp.*	28,800	946,656

		5,061,862

Automobiles — 1.3%
Ford Motor Co.*(a)	198,900	1,692,639
Harley-Davidson, Inc.(a)	28,300	1,622,156
Penske Auto Group, Inc.	28,626	557,634

		3,872,429

Beverages — 2.0%
Coca-Cola Enterprises, Inc.	80,300	1,819,598
Constellation Brands, Inc. (Class A Stock)*(a)	81,700	1,791,681
Pepsi Bottling Group, Inc.	38,100	1,274,826
PepsiAmericas, Inc.	43,400	1,200,878

		6,086,983

Building Products — 0.4%
Masco Corp.	45,500	1,238,055

Capital Markets — 0.1%
Bear Stearns Cos., Inc. (The)	3,500	424,270

Chemicals — 3.7%
Ashland, Inc.	18,300	1,117,398
Celanese Corp.	27,300	1,023,750
Eastman Chemical Co.(a)	24,400	1,679,208
FMC Corp.	14,100	1,256,733
Huntsman Corp.(a)	30,200	768,892
Lyondell Chemical Co.	53,000	2,379,700
PPG Industries, Inc.	34,200	2,608,434
Westlake Chemical Corp.(a)	19,300	482,114

		11,316,229

Commercial Banks — 7.0%
Associated Banc-Corp	39,600	1,138,104
BancorpSouth, Inc.	36,300	847,605
Bank of Hawaii Corp.	9,700	465,794
City National Corp.	15,600	1,104,324
Colonial BancGroup, Inc. (The)	50,100	1,092,681
Comerica, Inc.	36,200	1,906,292
Commerce Bancshares, Inc.	14,600	648,970
First Horizon National Corp.(a)	35,100	1,113,372
Huntington Bancshares, Inc.	66,500	1,276,800
KeyCorp	85,000	2,948,650
M&T Bank Corp.	11,100	1,179,819
Marshall & Ilsley Corp.	55,900	2,303,639
Popular, Inc. (Puerto Rico)(a)	79,600	1,049,924
Synovus Financial Corp.	31,700	886,332
TCF Financial Corp.	36,300	892,617
UnionBanCal Corp.	17,900	989,154
Wilmington Trust Corp.	11,900	463,386
Zions Bancorp	17,000	1,267,350

		21,574,813

Commercial Services & Supplies — 0.7%
R.R. Donnelley & Sons Co.	52,400	2,214,424

Communication Equipment — 0.5%
Arris Group, Inc.*(a)	99,700	1,477,554

Computer Services & Software — 0.5%
Tech Data Corp.*(a)	40,900	1,532,523

Computers & Peripherals — 0.9%
Lexmark International, Inc. (Class A Stock)*(a)	44,000	1,739,760
Western Digital Corp.*	47,100	1,005,585

		2,745,345

Construction — 1.1%
Centex Corp.	23,200	865,592
Lennar Corp. (Class A Stock)	30,900	947,394
Meritage Homes Corp.*(a)	18,200	354,900
NVR, Inc.*(a)	1,100	636,328
Ryland Group, Inc.	19,000	631,750

		3,435,964

Construction & Engineering — 0.4%
Chicago Bridge & Iron Co. N.V. (Netherlands)	32,600	1,323,560

Consumer Finance — 0.4%
AmeriCredit Corp.*(a)	35,800	728,172
Nelnet, Inc. (Class A Stock)(a)	21,000	363,300

		1,091,472

Containers & Packaging — 0.2%
Sonoco Products Co.	13,300	487,711

Diversified Consumer Services — 0.2%
Career Education Corp.*	19,900	590,632

Diversified Financial Services — 0.7%
CIT Group, Inc.	42,800	1,762,504
Thornburg Mortgage, Inc.(a)	18,900	480,438

		2,242,942

Diversified Telecommunication Services — 0.5%
CenturyTel, Inc.	32,600	1,495,362

Electric Utilities — 5.5%
American Electric Power Co., Inc.	80,800	3,513,992
DPL, Inc.(a)	55,700	1,480,506
Edison International	68,600	3,628,254
Great Plains Energy, Inc.	31,600	877,216
Pepco Holdings, Inc.	54,700	1,480,729
Pinnacle West Capital Corp.	28,500	1,068,180
PPL Corp.	51,300	2,418,282
Progress Energy, Inc.	56,000	2,444,960

		16,912,119

Electronic Components — 0.6%
Integrys Energy Group, Inc.	24,300	1,202,607
Vishay Intertechnology, Inc.*	38,200	592,482

		1,795,089

Electronic Equipment & Instruments — 1.0%
Avnet, Inc.*	55,700	2,109,916
Ingram Micro, Inc. (Class A Stock)*	55,000	1,102,750

		3,212,666

Energy Equipment & Services — 2.1%
BJ Services Co.	40,600	1,061,690
Noble Corp. (Cayman Islands)	10,300	1,055,338
Oil States International, Inc.*(a)	31,000	1,355,940
Patterson-UTI Energy, Inc.	23,600	540,440
SEACOR Holdings, Inc.*(a)	9,500	828,590
Tidewater, Inc.(a)	16,100	1,101,562
Unit Corp.*	11,700	644,202

		6,587,762

Exchange Traded Fund — 0.5%
iShares Russell Midcap Value Index Fund	10,600	1,571,980

Financial Services — 0.2%
Fulton Financial Corp.(a)	45,500	601,510

Food & Staples Retailing — 1.0%
Kroger Co. (The)	67,500	1,752,300
Safeway, Inc.(a)	45,000	1,434,150

		3,186,450

Food Products — 1.7%
ConAgra Foods, Inc.	41,900	1,062,165
Dean Foods Co.*	48,300	1,389,591
Del Monte Foods Co.	113,400	1,315,440
Smithfield Foods, Inc.*	44,600	1,385,276

		5,152,472

Gas Utilities — 1.8%
AGL Resources, Inc.	27,900	1,051,830
Atmos Energy Corp.(a)	33,300	934,731
National Fuel Gas Co.(a)	43,400	1,881,390
ONEOK, Inc.	32,000	1,624,000

		5,491,951

Healthcare Equipment & Supplies — 0.5%
Cooper Cos., Inc. (The)(a)	30,900	1,549,017

Healthcare Providers & Services — 3.0%
Aetna, Inc.	28,600	1,374,802
CIGNA Corp.	38,000	1,962,320
Coventry Health Care, Inc.*	37,000	2,064,970
LifePoint Hospitals, Inc.*	62,000	1,832,100
Omnicare, Inc.	56,600	1,876,856

		9,111,048

Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc.	17,600	474,144
Carnival Corp.(a) (Panama)	25,600	1,134,336
International Speedway Corp. (Class A Stock)	16,600	794,974
Yum! Brands, Inc.	21,600	692,064

		3,095,518

Household Durables — 2.1%
Black & Decker Corp. (The)	7,700	666,589
Fortune Brands, Inc.	12,300	999,990
Leggett & Platt, Inc.	37,700	781,521
Mohawk Industries, Inc.*	15,200	1,368,152
Stanley Works (The)	13,900	769,087
Whirlpool Corp.(a)	17,200	1,756,292

		6,341,631

Independent Power Producers & Energy Traders — 1.9%
Mirant Corp.*(a)	55,500	2,099,565
NRG Energy, Inc.*(a)	49,400	1,904,370
TXU Corp.	26,100	1,703,025

		5,706,960

Industrial Conglomerates — 0.9%
Teleflex, Inc.	15,600	1,192,308
Walter Industries, Inc.	61,100	1,527,500

		2,719,808

Insurance — 9.3%
Ambac Financial Group, Inc.	23,100	1,551,165
American Financial Group, Inc.	30,000	842,700
Cincinnati Financial Corp.	39,500	1,548,400
CNA Financial Corp.(a)	17,800	739,056
Conseco, Inc.*(a)	55,900	1,016,821
Endurance Specialty Holdings Ltd. (Bermuda)	40,800	1,525,920
Fidelity National Financial, Inc.	61,300	1,280,557
First American Corp.	27,700	1,282,233
Genworth Financial, Inc.	34,700	1,059,044
HCC Insurance Holdings, Inc.	27,200	796,416
MBIA, Inc.	31,200	1,750,320
Mercury General Corp.	15,300	792,234
Nationwide Financial Services, Inc. (Class A Stock)	19,100	1,086,981
Old Republic International Corp.	65,200	1,195,768
Philadelphia Consolidated Holding Co.*	13,700	495,118
Principal Financial Group, Inc.	11,300	637,207
Protective Life Corp.	23,800	1,023,876
Reinsurance Group of America, Inc.	15,000	799,050
Safeco Corp.	29,800	1,742,406
StanCorp Financial Group, Inc.	21,700	1,019,032
Torchmark Corp.	26,300	1,618,502
Transatlantic Holdings, Inc.	11,800	863,170
Unitrin, Inc.(a)	19,100	809,458
Unum Group	87,900	2,135,970
W.R. Berkely Corp.	34,100	1,003,222

		28,614,626

Internet Services — 0.7%
Computer Sciences Corp.*	39,600	2,204,928

Leisure Equipment & Products — 0.8%
Brunswick Corp.	28,800	805,248
Eastman Kodak Co.(a)	69,700	1,759,925

		2,565,173

Machinery — 4.8%
AGCO Corp.*(a)	31,100	1,195,173
Cummins, Inc.	12,000	1,424,400
Eaton Corp.	34,800	3,381,864
Ingersoll-Rand Co. Ltd. (Class A Stock)	40,000	2,012,800
Paccar, Inc.	17,500	1,431,850
Parker Hannifin Corp.	22,400	2,210,432
Terex Corp.*	15,400	1,328,250
Timken Co.	58,600	1,957,240

		14,942,009

Media — 2.3%
Cablevision Systems Corp. (Class A Stock)*	73,600	2,619,424
EchoStar Communications Corp. (Class A Stock)*	13,800	583,602
Gannett Co., Inc.	52,600	2,624,740
McClatchy Co. (Class A Stock)(a)	7,800	190,476
New York Times Co. (The)(Class A Stock)(a)	48,300	1,104,138

		7,122,380

Metals & Mining — 3.6%
Cleveland-Cliffs, Inc.(a)	27,000	1,870,290
Freeport-McMoRan Copper & Gold, Inc.(Class B Stock)	40,733	3,828,087
Southern Copper Corp.	9,100	1,025,661
Steel Dynamics, Inc.	29,800	1,249,514
United States Steel Corp.	33,000	3,243,570

		11,217,122

Multi-Line Retail — 0.4%
Dollar Tree Stores, Inc.*(a)	34,800	1,331,448

Multi-Utilities — 7.6%
Centerpoint Energy, Inc.	84,900	1,399,152
Consolidated Edison, Inc.(a)	54,600	2,384,928
DTE Energy Co.	42,900	1,989,702
Duke Energy Corp.	28,900	492,167
Energy East Corp.	48,800	1,235,128
NiSource, Inc.	68,700	1,310,109
NSTAR	35,200	1,107,040
PG&E Corp.	73,000	3,125,130
Puget Energy, Inc.	42,200	976,930
SCANA Corp.	33,600	1,255,968
Sempra Energy	54,800	2,889,056
TECO Energy, Inc.(a)	69,600	1,123,344
Vectren Corp.(a)	33,400	833,998
Wisconsin Energy Corp.	32,300	1,386,639
Xcel Energy, Inc.	93,900	1,906,170

		23,415,461

Office Electronics — 1.1%
Xerox Corp.*	196,000	3,422,160

Oil, Gas & Consumable Fuels — 9.3%
Cabot Oil & Gas Corp.(a)	26,642	911,157
Canadian Natural Resources Ltd.	15,500	1,060,355
Chesapeake Energy Corp.(a)	79,200	2,695,968
Cimarex Energy Co.	29,500	1,116,575
Denbury Resources, Inc.*(a)	27,700	1,108,000
Forest Oil Corp.*	27,300	1,104,831
Frontline Ltd. (Bermuda)(a)	31,800	1,464,072
Hess Corp.	52,600	3,219,120
Murphy Oil Corp.	44,000	2,729,760
Newfield Exploration Co.*	35,600	1,710,580
Noble Energy, Inc.	42,400	2,592,336
Overseas Shipholding Group	14,400	1,117,296
Pogo Producing Co.(a)	21,700	1,155,742
Ship Finance International Ltd.(a)	43,257	1,209,033
Sunoco, Inc.	21,100	1,407,792
Talisman Energy, Inc. (Canada)	63,600	1,164,516
Tesoro Corp.(a)	32,800	1,633,440
XTO Energy, Inc.	22,400	1,221,472

		28,622,045

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	43,000	796,360

Personal Products — 0.5%
NBTY, Inc.*(a)	32,700	1,423,758

Pharmaceuticals — 1.4%
Endo Pharmaceuticals Holdings, Inc.*(a)	55,200	1,877,352

King Pharmaceuticals, Inc.*	72,400	1,231,524
Watson Pharmaceuticals, Inc.*	38,200	1,162,044

		4,270,920

Real Estate Investment Trusts — 1.2%
Annaly Capital Management, Inc.(a)	134,400	1,942,080
iStar Financial, Inc.	51,600	1,874,628

		3,816,708

Road & Rail — 1.0%
Avis Budget Group, Inc.*(a)	22,500	577,575
Con-Way, Inc.	12,000	592,680
Ryder System, Inc.	21,300	1,158,081
YRC Worldwide, Inc.*(a)	23,600	758,032

		3,086,368

Semiconductors & Semiconductor Equipment — 0.7%
International Rectifier Corp.*	43,200	1,585,872
Teradyne, Inc.*(a)	43,200	677,808

		2,263,680

Software — 1.4%
BEA Systems, Inc.*	66,600	824,508
Check Point Software Technologies Ltd. (Israel)*	85,900	2,092,524
McAfee, Inc.*	35,300	1,265,858

		4,182,890

Specialty Retail — 2.7%
Aeropostale, Inc.*(a)	37,500	1,428,000
AutoNation, Inc.*(a)	52,400	1,020,752
AutoZone, Inc.*	4,400	557,964
Circuit City Stores, Inc.(a)	46,100	548,590
Foot Locker, Inc.(a)	28,500	528,960
Hot Topic, Inc.*(a)	74,200	667,800
RadioShack Corp.(a)	32,700	821,751
Ross Stores, Inc.	37,400	1,081,982
TJX Cos., Inc.(a)	56,000	1,554,000

		8,209,799

Textiles, Apparel & Luxury Goods — 0.6%
Jones Apparel Group, Inc.(a)	35,000	873,600
Liz Claiborne, Inc.(a)	31,200	1,096,368

		1,969,968

Thrifts & Mortgage Finance — 1.6%
Astoria Financial Corp.	13,100	308,505
IndyMac Bancorp, Inc.(a)	9,100	200,200
MGIC Investment Corp.(a)	23,600	912,376
PMI Group, Inc. (The)	25,200	858,564
Radian Group, Inc.	20,300	684,313
Washington Federal, Inc.(a)	20,900	470,877
Washington Mutual, Inc.	26,700	1,002,051
Webster Financial Corp.	11,700	508,482

		4,945,368

Trading Companies & Distributors — 0.9%
United Rentals, Inc.*(a)	84,000	2,699,760

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	8,400	557,760

TOTAL LONG-TERM INVESTMENTS (Cost $278,432,926)		306,128,770

SHORT-TERM INVESTMENTS — 26.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $82,672,759; includes $79,408,850 of cash collateral for securities on loan)(b)(w)	82,672,759	82,672,759

TOTAL INVESTMENTS — 126.2% (Cost $361,105,685)(p)		388,801,529
Liabilities in excess of other assets — (26.2)%		(80,656,894)

NET ASSETS — 100.0%		$308,144,635

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $75,338,217; cash collateral of $79,408,850 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Schedule of Investments was $361,771,375; accordingly, net unrealized appreciation on investments for federal income tax purposes was $27,030,154 (gross unrealized appreciation $44,017,223; gross unrealized depreciation $16,987,069). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Concentrated Growth Fund
 SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Aerospace — 1.7%
United Technologies Corp.	51,090	$3,728,037

Beverages — 6.6%
Fortune Brands, Inc.	82,000	6,666,600
PepsiCo, Inc.	117,390	7,703,132

		14,369,732

Biotechnology — 2.4%
Celgene Corp.*(a)	87,400	5,292,944

Commercial Services — 3.8%
McGraw-Hill Cos., Inc.	136,190	8,239,495

Computer Services — 5.1%
CheckFree Corp.*(a)	110,260	4,061,978
Western Union Co.	356,980	7,121,751

		11,183,729

Computer Software — 6.2%
Electronic Arts, Inc.*	135,600	6,595,584
Microsoft Corp.	242,176	7,020,682

		13,616,266

Financial Services — 3.9%
Charles Schwab Corp. (The)	342,450	6,893,519
CME Group, Inc.	3,110	1,718,275

		8,611,794

Internet & Online — 6.9%
Google, Inc. (Class A Stock)*	18,260	9,312,600
Yahoo!, Inc.*(a)	245,680	5,712,060

		15,024,660

Medical Products — 6.7%
St. Jude Medical, Inc.*	165,640	7,145,709
Thermo Fisher Scientific*	145,390	7,590,812

		14,736,521

Movies & Entertainment — 2.0%
Viacom, Inc. (Class B Stock)*	113,445	4,344,944

Networking/Telecom Equipment — 6.5%
Cisco Systems, Inc.*	191,050	5,523,255
Research In Motion Ltd.*	40,320	8,628,480

		14,151,735

Oil & Gas — 4.5%
Suncor Energy, Inc.(a)	108,850	9,847,660

Oil Well Services & Equipment — 8.3%
Baker Hughes, Inc.	108,300	8,561,115
Schlumberger Ltd.	101,780	9,640,602

		18,201,717

Pharmaceuticals — 5.0%
Amylin Pharmaceuticals, Inc.*(a)	101,640	4,727,276
Genentech, Inc.*	57,160	4,251,561
Merck & Co., Inc.	40,000	1,986,000

		10,964,837

Restaurants — 1.9%
Starbucks Corp.*	160,230	4,274,936

Retail - Food & Drug — 3.1%
CVS Corp.	190,190	6,692,786

Retailing — 4.0%
Lowe’s Cos., Inc.	124,240	3,479,962
Wal-Mart Stores, Inc.	113,390	5,210,271

		8,690,233

Semiconductors — 5.9%
Linear Technology Corp.(a)	134,060	4,779,239
QUALCOMM, Inc.	195,550	8,144,658

		12,923,897

Specialty Finance — 6.7%
American Express Co.	78,600	4,601,244
Freddie Mac	176,570	10,112,164

		14,713,408

Telecommunications — 8.7%
American Tower Corp. (Class A Stock)*	189,170	7,880,822
Crown Castle International Corp.*(a)	145,680	5,280,900
Sprint Nextel Corp.(a)	292,130	5,997,429

		19,159,151

TOTAL LONG-TERM INVESTMENTS (Cost $170,366,175)		218,768,482

SHORT-TERM INVESTMENT — 17.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $38,161,279; includes $38,161,279 of cash collateral for securities on loan)(b)(w)	38,161,279	38,161,279

TOTAL INVESTMENTS — 117.3% (Cost $208,527,454)(p)		256,929,761
Liabilities in excess of other assets — (17.3)%		(37,890,731)

NET ASSETS — 100.0%		$219,039,030

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $36,451,106; cash collateral of $38,161,279 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Schedule of Investments was $210,106,529; accordingly, net unrealized appreciation on investments for federal income tax purposes was $46,823,232 (gross unrealized appreciation: $51,598,504; gross unrealized depreciation: $4,775,272). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Jennison Equity Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Air Freight & Logistics — 1.0%
TNT NV (Netherlands)	59,700	$2,562,059

Commercial Banks — 1.1%
Turkiye Halk Bankasi AS (Turkey)*	399,700	2,802,508

Commercial Services & Supplies — 1.7%
Waste Management, Inc.	111,100	4,225,133

Diversified Telecommunication Services — 13.7%
Alaska Communications Systems Group, Inc.	191,800	2,756,166
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	294,690	4,885,960
Consolidated Communications Holdings, Inc.(a)	202,600	3,691,372
Elisa Oyj (Finland)	131,800	3,725,796
Hellenic Telecommunications Organization SA (Greece)	126,600	3,797,515
Otelco, Inc.	135,000	2,369,250
Royal KPN NV (Netherlands)	214,700	3,321,866
Telstra Corp. Ltd., ADR (Australia)(a)	161,600	3,187,560
Verizon Communications, Inc.	49,800	2,122,476
Windstream Corp.(a)	270,100	3,716,576

		33,574,537

Electric Utilities — 14.9%
Cia Energetica De Minas Gerais, ADR (Brazil)	164,100	3,342,717
CPFL Energia SA, ADR (Brazil)(a)	99,000	5,671,710
E.ON AG, ADR (Germany)(a)	151,700	7,938,461
Empire District Electric Co. (The)(a)	107,700	2,336,013
Enel SpA (Italy)	391,100	4,037,337
Fortum Oyj (Finland)	95,000	3,064,719
Progress Energy, Inc.	56,100	2,449,326
Scottish & Southern Energy PLC (United Kingdom)	176,500	5,157,133
Southern Co.	77,000	2,590,280

		36,587,696

Food & Staples Retailing — 1.8%
Metro AG (Germany)	57,500	4,464,329

Food Products — 1.9%
B&G Foods, Inc.(a)	346,700	4,614,577

Gas Utilities — 2.0%
Equitable Resources, Inc.(a)	52,600	2,477,986
Oneok, Inc.	49,900	2,532,425

		5,010,411

Household Products — 1.0%
Kimberly-Clark Corp.	38,200	2,569,714

Insurance — 1.9%
Aegon NV (Netherlands)	261,500	4,727,920

Machinery — 0.6%
New Flyer Industries, Inc., 144A (Canada)	130,000	1,355,081

Marine — 4.1%
Euroseas Ltd.	170,000	2,509,200
Genco Shipping & Trading Ltd.(a)	74,400	4,190,952
OceanFreight, Inc.*	140,100	3,346,989

		10,047,141

Media — 2.0%
Cinemark Holdings, Inc.*	77,700	1,270,395
GateHouse Media, Inc.(a)	211,100	3,586,589

		4,856,984

Multi-Utilities — 5.3%
Energy East Corp.	100,000	2,531,000
Public Service Enterprise Group, Inc.	29,500	2,455,580
Sempra Energy	56,100	2,957,592
TECO Energy, Inc.	152,000	2,453,280
Xcel Energy, Inc.	123,200	2,500,960

		12,898,412

Oil, Gas & Consumable Fuels — 24.7%
Bonavista Energy Trust (Canada)	114,600	3,236,687
Capital Product Partners LP*(a)	178,000	5,754,740
Duncan Energy Partners LP(a)	148,500	3,926,340
Enbridge Energy Partners LP	50,000	2,780,500
Energy Transfer Partners LP	77,600	4,330,080
Enterprise Products Partners LP(a)	127,000	3,949,700
Freehold Royalty Trust (Canada)	220,200	3,042,508
Harvest Energy Trust	167,500	4,911,100
Linn Energy LLC - D Units (Private)*(g)	34,667	1,182,643
Linn Energy LLC - (Private)*(g)	93,325	3,084,025
NAL Oil & Gas Trust (Canada)	247,200	2,970,664
ONEOK Partners LP(a)	42,100	2,844,276
Pembina Pipeline Income Fund (Canada)	99,600	1,589,978
Regency Energy Partners LP(a)	104,600	3,525,020
SemGroup Energy Partners LP*	87,800	2,660,340
Targa Resources Partners LP	154,800	5,207,472
Vermilion Energy Trust (Canada)	96,700	3,498,894
Williams Partners LP(a)	46,800	2,261,844

		60,756,811

Pharmaceuticals — 7.5%
Bristol-Meyers Squibb Co.	281,300	7,991,733
Merck & Co., Inc.	88,300	4,384,095
Pfizer, Inc.	108,900	2,560,239
Schering-Plough Corp.	122,000	3,481,880

		18,417,947

Real Estate Investment Trusts — 6.8%
American Financial Realty Trust	444,600	3,899,142
Digital Realty Trust, Inc.(a)	162,700	5,393,505
Hospitality Properties Trust(a)	65,800	2,524,088
Simon Property Group, Inc.	57,700	4,992,781

		16,809,516

Tobacco — 3.6%
Altria Group, Inc.	77,400	5,144,778
Reynolds American, Inc.(a)	61,500	3,761,955

		8,906,733

Trading Companies & Distributors — 2.4%
Aircastle Ltd.(a)	181,200	5,941,548

Transportation Infrastructure — 1.1%
Macquarie Infrastructure Co. LLC(a)	65,500	2,606,245

TOTAL LONG-TERM INVESTMENTS (Cost $231,041,867)		243,735,302

SHORT-TERM INVESTMENTS — 24.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $59,439,308; includes $51,675,056 of cash collateral for securities on loan)(b)(w)	59,439,308	59,439,308

TOTAL INVESTMENTS(o) — 123.3% (Cost $290,481,175)(p)		303,174,610
Liabilities in excess of other assets — (23.3)%		(57,366,814)

NET ASSETS — 100.0%		$245,807,796

The following abbreviation is used in portfolio descriptions:

ADR	American Depository Receipt

144A

Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $49,831,200; cash collateral of $51,675,056 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of July 31, 2007, 8 securities representing $30,130,753 and 12.3% of the net assets were fair valued in accordance with policies adopted by the Board of Directors.

(p)

The United States federal income tax basis of the Schedule of Investments was $290,759,127; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,415,483 (gross unrealized appreciation $22,192,996; gross unrealized depreciation - $9,777,513). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Dryden Money Market Fund
 SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

	Moody’s Ratings	Principal Amount (000)#	Value

COMMERCIAL PAPER (n)— 57.2%
Air Products & Chemicals, 144A
5.31%, 08/02/07	P-1	$1,037	$1,036,847
Amsterdam Funding Corp., 144A
5.28%, 08/20/07	P-1	2,000	1,994,427
Astrazeneca PLC, 144A
5.28%, 08/20/07	P-1	2,000	1,994,427
Basf AG, 144A
5.235%, 08/09/07	P-1	2,800	2,796,743
CitiGroup Funding, Inc.
5.25%, 10/23/07	P-1	450	444,553
Edison Asset Securities LLC, 144A
5.20%, 08/06/07	P-1	2,000	1,998,556
5.20%, 10/29/07	P-1	1,000	987,144
Falcon Asset Securitization Corp., 144A
5.31%, 08/28/07	P-1	2,000	1,992,035
Goldman Sachs
5.175%, 10/16/07	P-1	2,000	1,978,150
John Deere Capital Corp., 144A
5.25%, 10/26/07	P-1	1,000	987,458
Jupiter Securities Corp., 144A
5.32%, 08/07/07	P-1	3,000	2,997,340
KBC Financial Productions International Ltd., 144A
5.30%, 08/27/07	P-1	3,000	2,988,517
Northern Rock PLC, 144A
5.29%, 09/26/07	P-1	2,000	1,983,542
Old Line Funding Corp., 144A
5.31%, 08/20/07	P-1	3,105	3,096,298
Park Granada LLC, 144A
5.29%, 08/10/07	P-1	1,000	998,677
Prudential PLC, 144A
5.10%, 02/11/08	P-1	1,500	1,458,775
Sheffield Receivables, 144A
5.28%, 08/10/07	P-1	3,436	3,431,464
Stadshypotek (DE), 144A
5.27%, 08/06/07	P-1	2,000	1,998,536
Swedbank Mortgage AB
5.15%, 09/13/07	P-1	1,000	993,849
5.19%, 10/11/07	P-1	2,000	1,979,528
Swiss Re Financial Production, 144A
5.25%, 10/26/07	P-1	750	740,594

TOTAL COMMERCIAL PAPER (Cost $38,877,460)			38,877,460

CORPORATE OBLIGATIONS — 29.5%
Australia & New Zealand Banking Group Ltd., MTN, 144A
5.33%, (c) 07/03/08	P-1	1,000	1,000,000
Bank of America Corp.,
5.29%, (c) 05/22/08	P-1	2,000	2,000,000
Caja Madrid, Sr. Unsec’d. Notes
5.36%, (c) 08/12/08	P-1	1,000	1,000,000
DNB NOR Bank ASA, Notes, 144A
5.32%, (c) 08/25/08	Aa1	1,500	1,499,915
HSBC USA, Inc., Unsec’d. Notes, MTN
5.32%, (c) 08/15/08	AA-(d)	3,000	3,000,000
ING Verzekeringen NV, Notes, MTN, 144A
5.29%, (c) 08/04/08	P-1	2,000	2,000,000
Irish Life & Permanent PLC, Sr. Notes, MTN, 144A
5.36%, (c) 08/20/08	P-1	1,000	1,000,053
Merrill Lynch & Co., Inc., Notes, MTN
5.33%,(c) 08/15/08	P-1	3,000	3,000,000
Nationwide Building Society, Notes,144A
5.44%, (c) 07/28/08	Aa2	3,000	3,000,742
Paccar Financial Corp., Notes, MTN
5.32%, (c) 08/13/08	A1	2,500	2,500,032

TOTAL CORPORATE OBLIGATIONS (Cost $20,000,742)			20,000,742

CERTIFICATES OF DEPOSIT — 13.2%
American Express Centurion
5.29%, (c) 12/13/07	Aa3	2,000	1,999,963
Bank of the West
5.31%, (c) 11/19/07	P-1	700	699,976
Barclays Bank PLC
5.35%, 05/09/08	P-1	1,000	1,000,000
Fortis Bank NY
5.27%, (c) 12/12/07	P-1	1,500	1,499,892
Royal Bank of Scotland
5.26%, (c) 09/14/07	P-1	3,800	3,799,858

TOTAL CERTIFICATES OF DEPOSIT (Cost $8,999,689)			8,999,689

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 1.0%
Dryden Core Investment Fund - Taxable Money Market Series (cost $681,502)(w)	681,502	681,502

TOTAL INVESTMENTS — 100.9% (Cost $68,559,393) †		68,559,393
Liabilities in excess of other assets — (0.9)%		(610,749)

NET ASSETS — 100.0%		$67,948,644

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the current reporting period, the aggregate cost of such securities was $40,981,295. The aggregate market value of $40,981,295 is approximately 60.3% of the net assets. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of lnvestments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Illiquid securities are valued in accordance with the fair valuation procedures approved by the Board of Directors.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward rates. Swaps are valued daily at current market value and any unrealized gain or loss included in the net unrealized appreciation or depreciation on investments.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities held by the Dryden Money Market Fund are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost.

Short-term debt securities held in other funds, which mature in sixty days or less, are valued at amortized cost and those which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*		/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 26, 2007

By (Signature and Title)*		/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 26, 2007

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, Judy A. Rice, certify that:

1.	I have reviewed this report on Form N-Q of Strategic Partners Mutual Funds, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 26, 2007	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

CERTIFICATIONS

I, Grace C. Torres, certify that:

1.	I have reviewed this report on Form N-Q of Strategic Partners Mutual Funds, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 26, 2007	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer